Amounts receivable - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [Abstract]
Revenues receivable from royalty, stream and other interests	$ 2,110	$ 3,105
Interest income receivable	211	947
Sales taxes and other receivables	785	698
Total amounts receivable	$ 3,106	$ 4,750	$ 8,640